UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Corporate Bond
1-10 Year Central Fund

May 31, 2012

1.850078.105

CB10CEN-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 2,450,000	$ 2,637,726
Automobiles - 1.1%
Daimler Finance North America LLC 1.95% 3/28/14 (b)	4,094,000	4,138,133
Volkswagen International Finance NV 2.375% 3/22/17 (b)	3,345,000	3,409,451
		7,547,584
Media - 3.4%
Comcast Corp.:
4.95% 6/15/16	1,745,000	1,965,449
5.15% 3/1/20	1,632,000	1,907,008
5.7% 5/15/18	1,733,000	2,036,282
Discovery Communications LLC:
3.7% 6/1/15	1,004,000	1,067,171
5.05% 6/1/20	372,000	424,397
NBCUniversal Media LLC 3.65% 4/30/15	2,684,000	2,858,492
Time Warner Cable, Inc.:
5.4% 7/2/12	2,269,000	2,276,467
6.2% 7/1/13	2,157,000	2,277,119
6.75% 7/1/18	1,090,000	1,321,266
Time Warner, Inc.:
3.15% 7/15/15	995,000	1,048,817
4.875% 3/15/20	2,495,000	2,813,579
5.875% 11/15/16	1,383,000	1,627,069
Viacom, Inc.:
1.25% 2/27/15	833,000	831,928
3.5% 4/1/17	483,000	519,781
		22,974,825
Specialty Retail - 0.5%
AutoZone, Inc. 3.7% 4/15/22	533,000	550,442
Lowe's Companies, Inc. 3.8% 11/15/21	443,000	478,698
Staples, Inc. 7.375% 10/1/12	2,083,000	2,126,141
		3,155,281
TOTAL CONSUMER DISCRETIONARY		36,315,416
CONSUMER STAPLES - 6.4%
Beverages - 3.9%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	522,000	528,768
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.: - continued
5.375% 11/15/14	$ 4,535,000	$ 5,005,239
Beam, Inc.:
1.875% 5/15/17	140,000	140,283
3.25% 5/15/22	166,000	166,828
Diageo Capital PLC 1.5% 5/11/17	3,364,000	3,363,670
FBG Finance Ltd. 5.125% 6/15/15 (b)	2,726,000	3,000,320
Fortune Brands, Inc.:
5.375% 1/15/16	524,000	585,847
6.375% 6/15/14	1,227,000	1,351,060
PepsiCo, Inc. 7.9% 11/1/18	1,395,000	1,871,372
SABMiller Holdings, Inc.:
1.85% 1/15/15 (b)	4,300,000	4,364,057
2.45% 1/15/17 (b)	4,300,000	4,413,107
3.75% 1/15/22 (b)	1,400,000	1,484,672
		26,275,223
Food Products - 1.2%
Kraft Foods, Inc.:
5.375% 2/10/20	1,271,000	1,503,427
6.5% 8/11/17	5,706,000	6,913,344
		8,416,771
Tobacco - 1.3%
Altria Group, Inc. 9.7% 11/10/18	3,791,000	5,214,915
Reynolds American, Inc. 6.75% 6/15/17	2,722,000	3,279,351
		8,494,266
TOTAL CONSUMER STAPLES		43,186,260
ENERGY - 13.3%
Energy Equipment & Services - 2.4%
Cameron International Corp. 1.6% 4/30/15	510,000	510,029
DCP Midstream LLC:
4.75% 9/30/21 (b)	649,000	703,869
5.35% 3/15/20 (b)	323,000	361,728
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	2,773,000	3,210,302
Noble Holding International Ltd.:
3.05% 3/1/16	1,670,000	1,732,102
3.45% 8/1/15	2,374,000	2,492,256
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc. 6.5% 11/15/20	$ 2,935,000	$ 3,399,364
Weatherford International Ltd.:
4.95% 10/15/13	1,617,000	1,689,928
5.15% 3/15/13	2,113,000	2,176,779
		16,276,357
Oil, Gas & Consumable Fuels - 10.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,824,000	2,068,834
6.375% 9/15/17	3,910,000	4,574,035
Apache Corp. 3.25% 4/15/22	426,000	444,246
Cenovus Energy, Inc. 4.5% 9/15/14	1,645,000	1,761,354
DCP Midstream Operating LP 4.95% 4/1/22	2,315,000	2,383,762
Duke Energy Field Services 5.375% 10/15/15 (b)	1,134,000	1,225,189
El Paso Natural Gas Co. 5.95% 4/15/17	867,000	977,170
Enbridge Energy Partners LP 4.2% 9/15/21	662,000	707,071
Encana Holdings Finance Corp. 5.8% 5/1/14	2,681,000	2,901,164
Enterprise Products Operating LP 5.6% 10/15/14	1,816,000	1,996,247
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	3,587,000	3,615,047
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	828,000	963,224
Marathon Petroleum Corp.:
3.5% 3/1/16	902,000	950,756
5.125% 3/1/21	380,000	422,196
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	3,133,000	3,233,106
Motiva Enterprises LLC 5.75% 1/15/20 (b)	2,288,000	2,679,273
Nexen, Inc.:
5.2% 3/10/15	843,000	898,776
6.2% 7/30/19	4,117,000	4,866,203
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	626,000	647,781
5.375% 1/27/21	1,740,000	1,856,925
5.75% 1/20/20	1,637,000	1,783,174
Petroleos Mexicanos 6% 3/5/20	2,417,000	2,713,083
Phillips 66:
1.95% 3/5/15 (b)	3,370,000	3,401,762
2.95% 5/1/17 (b)	3,371,000	3,436,997
4.3% 4/1/22 (b)	630,000	656,626
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	208,000	210,709
3.95% 9/15/15	378,000	405,647
4.25% 9/1/12	1,824,000	1,836,857
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	$ 1,194,000	$ 1,202,955
5.5% 9/30/14 (b)	1,121,000	1,207,878
5.832% 9/30/16 (b)	959,274	1,027,862
6.75% 9/30/19 (b)	1,092,000	1,288,560
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	2,525,000	2,581,813
Southeast Supply Header LLC 4.85% 8/15/14 (b)	1,490,000	1,572,908
Spectra Energy Capital, LLC 5.65% 3/1/20	1,155,000	1,327,073
Spectra Energy Partners, LP:
2.95% 6/15/16	268,000	272,469
4.6% 6/15/21	152,000	163,626
Suncor Energy, Inc. 6.1% 6/1/18	1,138,000	1,356,737
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	4,191,000	4,400,550
Western Gas Partners LP 5.375% 6/1/21	3,378,000	3,728,468
		73,748,113
TOTAL ENERGY		90,024,470
FINANCIALS - 40.4%
Capital Markets - 4.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,938,000	2,100,850
BlackRock, Inc.:
3.375% 6/1/22	606,000	613,962
4.25% 5/24/21	915,000	1,002,092
Goldman Sachs Group, Inc.:
5.75% 1/24/22	978,000	1,004,120
5.95% 1/18/18	1,204,000	1,258,038
6.15% 4/1/18	4,244,000	4,432,676
Lazard Group LLC:
6.85% 6/15/17	3,568,000	3,922,634
7.125% 5/15/15	1,279,000	1,392,726
Merrill Lynch & Co., Inc. 6.4% 8/28/17	1,636,000	1,739,192
Morgan Stanley:
4% 7/24/15	2,510,000	2,427,398
4.75% 4/1/14	740,000	730,245
5.5% 7/28/21	2,491,000	2,334,069
5.625% 9/23/19	1,000,000	954,693
5.75% 1/25/21	300,000	283,007
5.95% 12/28/17	551,000	549,377
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.625% 4/1/18	$ 3,298,000	$ 3,348,862
UBS AG Stamford Branch 2.25% 1/28/14	3,810,000	3,815,102
		31,909,043
Commercial Banks - 10.1%
Associated Banc Corp. 5.125% 3/28/16	4,090,000	4,368,864
Bank of America NA 5.3% 3/15/17	1,907,000	1,942,083
BB&T Corp. 3.95% 3/22/22	3,300,000	3,454,575
Comerica Bank 5.7% 6/1/14	1,120,000	1,193,704
Comerica, Inc. 4.8% 5/1/15	2,236,000	2,372,886
Credit Suisse New York Branch:
5.4% 1/14/20	2,650,000	2,692,782
6% 2/15/18	2,547,000	2,708,974
Discover Bank:
7% 4/15/20	572,000	669,063
8.7% 11/18/19	1,304,000	1,664,599
Export-Import Bank of Korea 5.5% 10/17/12	2,163,000	2,193,126
Fifth Third Bancorp:
3.5% 3/15/22	1,167,000	1,186,197
5.45% 1/15/17	4,080,000	4,450,032
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	1,048,000	1,027,040
HSBC Holdings PLC:
4% 3/30/22	610,000	621,399
5.1% 4/5/21	1,865,000	2,064,564
Huntington Bancshares, Inc. 7% 12/15/20	2,642,000	3,121,888
KeyBank NA:
5.45% 3/3/16	938,000	1,039,415
5.8% 7/1/14	7,487,000	8,074,902
KeyCorp. 5.1% 3/24/21	1,147,000	1,297,007
Marshall & Ilsley Bank:
4.85% 6/16/15	3,202,000	3,435,010
5% 1/17/17	1,832,000	1,986,176
5.25% 9/4/12	233,000	235,306
Regions Financial Corp.:
0.6437% 6/26/12 (e)	1,268,000	1,267,087
5.75% 6/15/15	156,000	163,800
7.75% 11/10/14	822,000	893,925
SunTrust Banks, Inc.:
3.5% 1/20/17	4,237,000	4,371,796
3.6% 4/15/16	557,000	578,739
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
UnionBanCal Corp. 5.25% 12/16/13	$ 615,000	$ 647,708
Wachovia Bank NA:
4.8% 11/1/14	1,513,000	1,620,624
4.875% 2/1/15	1,413,000	1,504,363
Wachovia Corp. 5.625% 10/15/16	3,157,000	3,539,641
Wells Fargo & Co. 3.5% 3/8/22	2,360,000	2,397,050
		68,784,325
Consumer Finance - 3.6%
American Express Credit Corp.:
2.75% 9/15/15	2,985,000	3,081,765
2.8% 9/19/16	1,145,000	1,179,972
American Honda Finance Corp. 1.45% 2/27/15 (b)	4,360,000	4,385,864
Discover Financial Services:
5.2% 4/27/22	2,189,000	2,324,549
6.45% 6/12/17	2,218,000	2,525,322
General Electric Capital Corp.:
2.15% 1/9/15	5,000,000	5,066,010
2.25% 11/9/15	1,179,000	1,194,665
4.625% 1/7/21	1,552,000	1,696,168
HSBC Finance Corp. 5.9% 6/19/12	2,243,000	2,247,093
HSBC USA, Inc. 2.375% 2/13/15	540,000	541,771
		24,243,179
Diversified Financial Services - 9.0%
ABB Finance (USA), Inc. 2.875% 5/8/22	3,345,000	3,340,655
Bank of America Corp.:
3.875% 3/22/17	1,725,000	1,719,915
6.5% 8/1/16	2,230,000	2,415,427
BP Capital Markets PLC:
3.125% 10/1/15	2,459,000	2,588,978
3.625% 5/8/14	2,672,000	2,797,218
4.5% 10/1/20	2,442,000	2,730,891
Capital One Capital V 10.25% 8/15/39	3,869,000	4,004,415
Capital One Capital VI 8.875% 5/15/40	4,140,000	4,230,612
Citigroup, Inc.:
4.75% 5/19/15	9,189,000	9,574,837
5.875% 1/30/42	268,000	285,991
6.125% 5/15/18	1,747,000	1,901,931
6.5% 8/19/13	9,018,000	9,466,943
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
3.4% 6/24/15	$ 2,411,000	$ 2,488,878
3.45% 3/1/16	3,000,000	3,088,917
4.5% 1/24/22	2,500,000	2,669,133
4.625% 5/10/21	6,650,000	7,051,680
TECO Finance, Inc. 5.15% 3/15/20	299,000	343,957
		60,700,378
Insurance - 7.1%
American International Group, Inc.:
3.8% 3/22/17	2,223,000	2,256,845
4.875% 9/15/16	4,135,000	4,361,887
Aon Corp.:
3.125% 5/27/16	643,000	668,473
3.5% 9/30/15	3,099,000	3,239,580
5% 9/30/20	236,000	267,909
Assurant, Inc. 5.625% 2/15/14	1,777,000	1,864,379
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	1,385,000	1,378,075
Hartford Financial Services Group, Inc.:
4% 10/15/17	2,390,000	2,403,403
5.125% 4/15/22	306,000	312,027
5.375% 3/15/17	728,000	773,633
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,030,000	2,242,602
MetLife, Inc. 4.75% 2/8/21	4,785,000	5,277,917
Monumental Global Funding III 5.5% 4/22/13 (b)	2,045,000	2,117,959
Pacific Life Global Funding 5.15% 4/15/13 (b)	3,140,000	3,246,066
Pacific LifeCorp 6% 2/10/20 (b)	2,092,000	2,333,975
Prudential Financial, Inc.:
4.5% 11/16/21	3,225,000	3,407,970
5.15% 1/15/13	3,003,000	3,078,162
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(e)	1,202,000	1,079,829
Symetra Financial Corp. 6.125% 4/1/16 (b)	4,484,000	4,595,755
Unum Group:
5.625% 9/15/20	353,000	386,034
7.125% 9/30/16	2,206,000	2,532,234
		47,824,714
Real Estate Investment Trusts - 2.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	201,000	206,950
Boston Properties, Inc. 3.85% 2/1/23 (d)	456,000	454,992
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
BRE Properties, Inc. 5.5% 3/15/17	$ 2,481,000	$ 2,751,320
Developers Diversified Realty Corp.:
4.75% 4/15/18	306,000	315,579
5.375% 10/15/12	1,394,000	1,402,859
7.5% 4/1/17	3,334,000	3,829,552
Duke Realty LP 4.625% 5/15/13	588,000	602,435
Equity One, Inc. 6.25% 12/15/14	4,190,000	4,507,837
Federal Realty Investment Trust:
5.9% 4/1/20	203,000	231,454
6% 7/15/12	2,724,000	2,736,882
Washington (REIT) 5.25% 1/15/14	1,209,000	1,258,690
		18,298,550
Real Estate Management & Development - 3.2%
BioMed Realty LP:
3.85% 4/15/16	3,244,000	3,327,994
6.125% 4/15/20	263,000	300,364
Brandywine Operating Partnership LP 5.7% 5/1/17	329,000	351,230
Duke Realty LP:
5.4% 8/15/14	525,000	557,456
6.75% 3/15/20	1,423,000	1,690,622
8.25% 8/15/19	282,000	349,881
ERP Operating LP:
4.625% 12/15/21	1,308,000	1,427,001
4.75% 7/15/20	495,000	547,202
Liberty Property LP:
4.75% 10/1/20	2,313,000	2,461,740
5.125% 3/2/15	809,000	861,024
5.5% 12/15/16	1,383,000	1,525,763
Mack-Cali Realty LP:
4.5% 4/18/22	200,000	207,798
7.75% 8/15/19	2,632,000	3,230,612
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	1,012,000	1,033,698
5.5% 1/15/14 (b)	643,000	656,484
5.7% 4/15/17 (b)	1,577,000	1,627,302
Simon Property Group LP:
2.8% 1/30/17	149,000	153,381
4.125% 12/1/21	418,000	454,062
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 623,000	$ 718,749
6.15% 11/15/15	59,000	65,594
		21,547,957
TOTAL FINANCIALS		273,308,146
HEALTH CARE - 3.2%
Biotechnology - 0.8%
Amgen, Inc. 3.875% 11/15/21	3,305,000	3,463,551
Celgene Corp. 2.45% 10/15/15	2,305,000	2,357,572
		5,821,123
Health Care Providers & Services - 1.6%
Aristotle Holding, Inc.:
3.9% 2/15/22 (b)	3,500,000	3,634,547
4.75% 11/15/21 (b)	1,650,000	1,820,209
Express Scripts, Inc. 3.125% 5/15/16	606,000	631,448
Medco Health Solutions, Inc. 2.75% 9/15/15	4,420,000	4,560,428
		10,646,632
Pharmaceuticals - 0.8%
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21	2,325,000	2,438,544
Watson Pharmaceuticals, Inc. 5% 8/15/14	2,704,000	2,882,291
		5,320,835
TOTAL HEALTH CARE		21,788,590
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.7%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	2,147,000	2,266,180
United Technologies Corp.:
1.8% 6/1/17	653,000	662,004
3.1% 6/1/22	1,599,000	1,661,783
		4,589,967
Airlines - 0.8%
Continental Airlines, Inc.:
6.648% 3/15/19	2,081,162	2,208,737
6.9% 7/2/19	639,041	683,007
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,327,034	$ 1,380,116
8.36% 1/20/19	1,073,129	1,126,785
		5,398,645
TOTAL INDUSTRIALS		9,988,612
INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 1.1%
Tyco Electronics Group SA:
1.6% 2/3/15	344,000	345,448
5.95% 1/15/14	3,325,000	3,565,344
6% 10/1/12	3,600,000	3,661,765
		7,572,557
Office Electronics - 0.5%
Xerox Corp.:
2.95% 3/15/17	2,090,000	2,107,422
4.25% 2/15/15	1,384,000	1,469,454
		3,576,876
TOTAL INFORMATION TECHNOLOGY		11,149,433
MATERIALS - 3.2%
Chemicals - 0.7%
Dow Chemical Co.:
4.125% 11/15/21	626,000	657,548
4.25% 11/15/20	339,000	360,760
7.6% 5/15/14	3,269,000	3,653,310
		4,671,618
Construction Materials - 0.3%
CRH America, Inc. 6% 9/30/16	1,702,000	1,873,829
Metals & Mining - 2.2%
Alcoa, Inc. 5.4% 4/15/21	1,595,000	1,645,881
Anglo American Capital PLC 9.375% 4/8/14 (b)	3,353,000	3,806,577
ArcelorMittal SA 3.75% 2/25/15	2,350,000	2,357,276
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	3,350,000	3,497,065
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.:
4.375% 1/11/22	$ 1,480,000	$ 1,480,519
6.25% 1/23/17	2,156,000	2,430,845
		15,218,163
TOTAL MATERIALS		21,763,610
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
2.4% 8/15/16	648,000	676,675
2.5% 8/15/15	2,516,000	2,618,346
2.95% 5/15/16	3,323,000	3,531,558
CenturyLink, Inc.:
6.45% 6/15/21	3,350,000	3,472,714
7.875% 8/15/12	1,466,000	1,484,046
Telefonica Emisiones SAU 5.134% 4/27/20	2,027,000	1,792,513
		13,575,852
Wireless Telecommunication Services - 1.3%
America Movil SAB de CV:
2.375% 9/8/16	678,000	684,386
3.625% 3/30/15	3,693,000	3,914,270
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	1,404,000	1,620,605
Vodafone Group PLC 5% 12/16/13	2,132,000	2,264,367
		8,483,628
TOTAL TELECOMMUNICATION SERVICES		22,059,480
UTILITIES - 8.2%
Electric Utilities - 4.6%
AmerenUE 6.4% 6/15/17	2,775,000	3,361,876
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,721,000	6,076,812
Commonwealth Edison Co. 1.95% 9/1/16	403,000	413,564
Duke Capital LLC 5.668% 8/15/14	1,909,000	2,067,298
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	2,292,000	2,604,285
Edison International 3.75% 9/15/17	410,000	433,890
EDP Finance BV 5.375% 11/2/12 (b)	2,290,000	2,295,725
Enel Finance International SA 5.7% 1/15/13 (b)	837,000	850,444
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Entergy Louisiana LLC 1.875% 12/15/14	$ 370,000	$ 378,080
FirstEnergy Solutions Corp.:
4.8% 2/15/15	4,500,000	4,816,782
6.05% 8/15/21	268,000	299,618
LG&E and KU Energy LLC:
2.125% 11/15/15	461,000	461,409
3.75% 11/15/20	91,000	94,882
Nevada Power Co. 6.5% 8/1/18	1,458,000	1,806,414
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	1,132,000	1,136,313
Pepco Holdings, Inc. 2.7% 10/1/15	977,000	1,005,283
Progress Energy, Inc. 4.4% 1/15/21	741,000	839,018
Sierra Pacific Power Co. 5.45% 9/1/13	1,449,000	1,526,026
Southern Co. 2.375% 9/15/15	719,000	744,939
		31,212,658
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	206,000	221,202
Multi-Utilities - 3.6%
Dominion Resources, Inc.:
1.95% 8/15/16	449,000	456,960
2.7697% 9/30/66 (e)	3,011,000	2,678,194
7.5% 6/30/66 (e)	3,029,000	3,210,740
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	2,197,000	2,233,943
National Grid PLC 6.3% 8/1/16	1,035,000	1,199,835
NiSource Finance Corp.:
4.45% 12/1/21	283,000	299,037
5.4% 7/15/14	1,251,000	1,355,918
6.15% 3/1/13	4,060,000	4,206,383
6.4% 3/15/18	1,231,000	1,450,585
Sempra Energy 2% 3/15/14	4,305,000	4,371,775
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	2,428,000	2,488,700
		23,952,070
TOTAL UTILITIES		55,385,930
TOTAL NONCONVERTIBLE BONDS (Cost $547,794,310)		584,969,947
U.S. Treasury Obligations - 9.8%
	Principal Amount	Value
U.S. Treasury Notes:
1.25% 4/30/19	$ 39,119,000	$ 39,769,974
2.125% 8/15/21	25,018,000	26,464,341
TOTAL U.S. TREASURY OBLIGATIONS (Cost $64,188,913)		66,234,315
Municipal Securities - 0.5%

Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $3,443,801)	3,260,000	3,641,355
Foreign Government and Government Agency Obligations - 0.3%

Russian Federation:
3.25% 4/4/17 (b)	1,600,000	1,600,000
4.5% 4/4/22 (b)	400,000	406,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,991,620)		2,006,000
Bank Notes - 1.5%

Wachovia Bank NA 6% 11/15/17 (Cost $8,002,977)	8,708,000	10,052,672
Preferred Securities - 0.4%

FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
MUFG Capital Finance 1 Ltd. 6.346% (c)(e) (Cost $2,216,965)	2,200,000	2,361,228
Money Market Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (a) (Cost $5,234,275)	5,234,275	$ 5,234,275
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $632,872,861)		674,499,792
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,657,826
NET ASSETS - 100%		$ 676,157,618
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $99,605,126 or 14.7% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,566
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 584,969,947	$ -	$ 584,969,947	$ -
U.S. Government and Government Agency Obligations	66,234,315	-	66,234,315	-
Municipal Securities	3,641,355	-	3,641,355	-
Foreign Government and Government Agency Obligations	2,006,000	-	2,006,000	-
Bank Notes	10,052,672	-	10,052,672	-
Preferred Securities	2,361,228	-	2,361,228	-
Money Market Funds	5,234,275	5,234,275	-	-
Total Investments in Securities:	$ 674,499,792	$ 5,234,275	$ 669,265,517	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $629,707,325. Net unrealized appreciation aggregated $44,792,467, of which $45,689,392 related to appreciated investment securities and $896,925 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Backed Securities Central Fund

May 31, 2012

1.850080.105

MBSCEN-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 101.5%
	Principal Amount	Value
Fannie Mae - 64.7%
2.066% 10/1/33 (c)	$ 23,924	$ 25,113
2.111% 1/1/35 (c)	30,415	31,938
2.118% 1/1/35 (c)	2,498,040	2,622,957
2.125% 10/1/34 (c)	42,345	43,738
2.15% 3/1/35 (c)	380,705	401,779
2.235% 2/1/33 (c)	24,664	25,892
2.239% 10/1/33 (c)	210,060	220,720
2.242% 12/1/34 (c)	420,109	440,572
2.257% 7/1/35 (c)	201,827	212,602
2.301% 7/1/34 (c)	255,929	271,368
2.303% 6/1/36 (c)	271,359	290,664
2.332% 3/1/35 (c)	599,546	631,768
2.336% 5/1/36 (c)	1,081,032	1,142,257
2.345% 12/1/34 (c)	104,781	111,255
2.375% 9/1/36 (c)	571,575	612,083
2.388% 1/1/35 (c)	1,818,070	1,934,679
2.393% 9/1/36 (c)	909,873	974,985
2.424% 10/1/33 (c)	929,378	982,487
2.425% 3/1/35 (c)	63,525	65,784
2.462% 5/1/35 (c)	2,368,168	2,529,312
2.526% 3/1/33 (c)	954,374	1,006,782
2.564% 11/1/36 (c)	848,069	908,758
2.607% 7/1/34 (c)	1,558,444	1,655,646
2.616% 6/1/47 (c)	988,914	1,059,683
2.647% 5/1/36 (c)	2,148,239	2,301,971
2.678% 7/1/35 (c)	1,231,847	1,317,060
2.71% 9/1/35 (c)	940,175	1,007,456
3% 10/1/20 to 6/1/27 (a)	405,661,885	425,121,654
3% 2/1/27	832,841	872,764
3% 6/1/27 (a)	229,800,000	240,644,974
3% 6/1/27 (a)	43,700,000	45,762,338
3% 6/1/27 (a)	110,000,000	115,191,241
3.377% 9/1/41 (c)	4,570,573	4,826,032
3.483% 3/1/40 (c)	8,298,058	8,627,656
3.495% 12/1/39 (c)	6,333,818	6,637,919
3.5% 11/1/25 to 5/1/42	143,290,300	151,500,054
3.5% 6/1/27 (a)	49,000,000	51,731,387
3.5% 6/1/42 (a)	62,600,000	65,750,120
3.5% 6/1/42 (a)	219,300,000	230,335,483
3.5% 6/1/42 (a)	46,000,000	48,314,784
3.5% 6/1/42 (a)	28,000,000	29,408,999
3.5% 6/1/42 (a)	8,000,000	8,402,571
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 6/1/42 (a)	$ 183,300,000	$ 192,523,913
3.5% 6/1/42 (a)	293,000,000	307,744,170
3.5% 6/1/42 (a)	160,000,000	168,051,424
3.5% 6/1/42 (a)	134,000,000	140,743,068
3.92% 6/1/36 (c)	3,442,495	3,623,698
4% 4/1/24 to 4/1/42	1,283,907,672	1,377,257,381
4% 6/1/27 (a)	107,000,000	113,633,454
4% 9/1/41	2,132,568	2,285,275
4% 10/1/41	63,804,551	68,580,302
4% 10/1/41	410,249	440,956
4% 6/1/42 (a)	93,500,000	99,607,270
4% 6/1/42 (a)	113,000,000	120,380,979
4% 6/1/42 (a)	313,000,000	333,444,659
4% 7/1/42 (a)	93,500,000	99,399,093
4% 7/1/42 (a)	113,000,000	120,129,385
4% 7/1/42 (a)	48,000,000	51,028,411
4.5% 4/1/21 to 11/1/41	1,043,261,161	1,132,400,751
4.5% 2/1/41	1,227,022	1,315,430
4.5% 6/13/42 (a)	6,000,000	6,437,691
4.5% 6/13/42 (a)	43,500,000	46,673,260
4.5% 6/13/42 (a)	477,000,000	511,796,435
5% 11/1/17 to 8/1/40	779,845,535	847,209,341
5% 6/1/42 (a)	274,000,000	296,882,233
5.5% 12/1/17 to 6/1/40	872,096,193	955,659,318
5.5% 4/1/34	6,127	6,720
5.5% 7/1/42 (a)	446,000,000	485,843,828
5.617% 7/1/37 (c)	953,611	1,038,393
5.954% 3/1/37 (c)	501,507	539,896
6% 2/1/17 to 7/1/41	577,431,421	637,464,790
6.022% 8/1/46 (c)	435,396	474,105
6.24% 9/1/37 (c)	120,054	122,201
6.313% 4/1/37 (c)	1,083,901	1,165,747
6.5% 7/1/12 to 4/1/37	37,377,547	41,664,870
6.824% 9/1/37 (c)	483,727	512,352
7% 5/1/13 to 7/1/37	18,299,056	20,790,787
7.28% 9/1/37 (c)	163,451	174,002
7.5% 7/1/12 to 2/1/32	6,879,545	8,005,058
8% 12/1/17 to 3/1/37	272,731	326,212
8.5% 1/1/15 to 7/1/31	213,965	238,741
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
9.5% 4/1/16 to 2/1/25	$ 340,146	$ 373,402
10% 8/1/17	346	375
10.75% 5/1/14	3,282	3,389
11.25% 5/1/14	197	204
12.5% 1/1/15 to 3/1/16	825	857
		9,651,951,111
Freddie Mac - 20.4%
2.119% 3/1/35 (c)	939,006	971,676
2.13% 5/1/37 (c)	570,426	603,974
2.139% 1/1/36 (c)	503,643	530,762
2.172% 12/1/35 (c)	1,905,586	2,010,105
2.188% 3/1/36 (c)	1,334,668	1,403,729
2.2% 3/1/37 (c)	255,679	269,199
2.252% 6/1/33 (c)	2,112,115	2,206,001
2.296% 11/1/35 (c)	1,512,574	1,594,031
2.312% 2/1/37 (c)	1,429,500	1,502,145
2.448% 5/1/37 (c)	423,024	441,674
2.492% 6/1/33 (c)	7,021,390	7,427,654
2.561% 3/1/35 (c)	9,560,528	10,157,468
2.567% 10/1/35 (c)	2,160,155	2,299,852
2.587% 10/1/36 (c)	2,679,116	2,851,900
2.638% 4/1/37 (c)	769,269	824,013
2.639% 6/1/37 (c)	1,741,500	1,866,126
2.647% 4/1/36 (c)	2,691,239	2,883,829
2.795% 7/1/36 (c)	870,873	933,195
2.97% 4/1/37 (c)	43,011	46,089
3.135% 3/1/33 (c)	78,212	83,199
3.286% 4/1/35 (c)	296,771	314,658
3.342% 10/1/35 (c)	365,770	391,945
3.5% 4/1/32 to 5/1/42	177,119,823	186,933,057
3.914% 6/1/37 (c)	432,479	458,733
4% 6/1/24 to 4/1/42	444,860,784	473,170,632
4% 9/1/41	10,266,088	11,001,618
4% 6/1/42 (a)	103,800,000	110,190,800
4.5% 6/1/25 to 10/1/41	991,739,957	1,070,458,302
5% 6/1/20 to 4/1/41	326,799,642	354,447,202
5.133% 4/1/38 (c)	6,219,024	6,697,150
5.5% 10/1/17 to 4/1/41	539,694,934	588,065,798
5.847% 6/1/37 (c)	217,282	227,301
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.919% 8/1/37 (c)	$ 879,485	$ 916,861
5.937% 8/1/37 (c)	256,177	262,088
6% 7/1/16 to 12/1/37	48,664,305	53,671,283
6.011% 4/1/37 (c)	348,289	373,623
6.05% 3/1/36 (c)	2,836,484	3,002,951
6.174% 6/1/36 (c)	1,409,774	1,510,660
6.333% 6/1/37 (c)	220,754	230,744
6.404% 12/1/36 (c)	2,468,061	2,641,752
6.5% 1/1/13 to 9/1/39	108,664,668	121,564,231
7% 6/1/21 to 9/1/36	16,185,207	18,457,265
7.03% 6/1/36 (c)	132,578	142,065
7.07% 2/1/37 (c)	230,722	251,235
7.5% 7/1/12 to 6/1/32	783,880	868,872
8% 7/1/16 to 1/1/37	592,776	698,200
8.5% 5/1/17 to 9/1/29	429,700	508,382
9% 10/1/16 to 10/1/20	15,553	16,488
9.5% 5/1/21 to 7/1/21	12,939	14,173
10% 11/15/18 to 8/1/21	3,952	4,320
11% 8/1/15 to 9/1/20	33,078	36,498
11.5% 10/1/15	2,182	2,330
12% 2/1/13 to 7/1/15	424	460
12.5% 6/1/19	547	577
13% 6/1/15	606	641
13.5% 12/1/14	4,254	4,463
		3,048,443,979
Ginnie Mae - 16.4%
3.5% 12/15/40 to 5/15/42	196,836,972	210,504,234
3.5% 6/1/42 (a)	86,400,000	92,280,021
4% 1/15/25 to 12/15/41	209,930,042	229,452,513
4% 6/1/42 (a)	2,800,000	3,060,329
4.5% 6/20/33 to 10/15/41	851,558,561	940,321,268
4.751% 12/20/60 (g)	31,952,270	35,553,962
4.814% 1/20/61 (g)	40,403,167	45,173,973
5% 12/15/32 to 9/15/41	542,794,959	604,652,363
5.251% 6/20/60 (g)	49,586,105	56,209,668
5.294% 5/20/60 (g)	36,609,995	41,375,994
5.5% 4/15/29 to 9/15/39	44,300,255	49,362,352
5.513% 2/20/60 (g)	25,241,127	28,811,257
6% 4/15/28 to 11/15/39	74,312,572	83,473,446
6.5% 3/20/31 to 10/15/38	4,400,348	5,071,744
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
7% 6/15/22 to 3/15/33	$ 14,082,515	$ 16,259,651
7.5% 1/15/17 to 9/15/31	6,512,886	7,501,947
8% 8/15/16 to 11/15/29	2,491,743	2,888,130
8.5% 11/15/16 to 1/15/31	384,310	450,081
9% 8/15/19 to 1/15/23	24,425	27,365
9.5% 12/15/20 to 2/15/25	13,505	14,928
10.5% 4/15/14 to 1/20/18	87,667	96,431
11% 7/20/13 to 9/20/19	27,837	30,272
		2,452,571,929
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,821,420,689)		15,152,967,019
Collateralized Mortgage Obligations - 8.6%

U.S. Government Agency - 8.6%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.0388% 2/25/32 (c)	457,219	455,845
Series 2002-39 Class FD, 1.2398% 3/18/32 (c)	607,279	609,901
Series 2002-60 Class FV, 1.2388% 4/25/32 (c)	1,007,842	1,022,997
Series 2002-63 Class FN, 1.2388% 10/25/32 (c)	1,186,649	1,190,520
Series 2002-7 Class FC, 0.9888% 1/25/32 (c)	529,354	535,385
Series 2002-94 Class FB, 0.6388% 1/25/18 (c)	1,239,812	1,243,834
Series 2006-104 Class GI, 6.4413% 11/25/36 (c)(d)(f)	10,383,047	1,924,297
Series 2007-57 Class FA, 0.4688% 6/25/37 (c)	12,310,547	12,260,274
Series 2008-76 Class EF, 0.7388% 9/25/23 (c)	9,411,367	9,437,133
Series 2011-104:
Class FK, 0.6088% 3/25/39 (c)	42,180,523	42,168,257
Class FN, 0.5888% 3/25/39 (c)	41,799,041	41,775,709
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	581,531	649,751
Series 1993-207 Class H, 6.5% 11/25/23	8,534,199	9,525,871
Series 1994-23 Class PZ, 6% 2/25/24	13,429,577	15,927,882
Series 1996-28 Class PK, 6.5% 7/25/25	2,668,497	2,978,782
Series 1999-17 Class PG, 6% 4/25/29	8,131,273	9,005,227
Series 1999-32 Class PL, 6% 7/25/29	6,470,519	7,191,165
Series 1999-33 Class PK, 6% 7/25/29	3,978,083	4,415,927
Series 2001-52 Class YZ, 6.5% 10/25/31	418,828	483,311
Series 2002-52 Class PB, 6% 2/25/32	977,726	978,482
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2003-28 Class KG, 5.5% 4/25/23	$ 4,940,000	$ 5,530,353
Series 2004-21 Class QE, 4.5% 11/25/32	1,500,000	1,593,305
Series 2005-102 Class CO, 11/25/35 (e)	3,255,639	3,088,656
Series 2005-73 Class SA, 16.9293% 8/25/35 (c)(f)	3,379,200	4,089,086
Series 2005-81 Class PC, 5.5% 9/25/35	2,150,000	2,616,491
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	5,252,609
Series 2006-12 Class BO, 10/25/35 (e)	14,246,606	13,888,182
Series 2006-37 Class OW, 5/25/36 (e)	3,522,916	3,377,258
Series 2006-45 Class OP, 6/25/36 (e)	6,244,735	5,836,672
Series 2006-62 Class KP, 4/25/36 (e)	7,515,423	7,089,200
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,332,191	1,562,715
Series 1999-25 Class Z, 6% 6/25/29	5,604,481	6,252,129
Series 2001-20 Class Z, 6% 5/25/31	7,703,158	8,527,929
Series 2001-31 Class ZC, 6.5% 7/25/31	3,392,712	3,859,539
Series 2002-16 Class ZD, 6.5% 4/25/32	2,274,689	2,581,243
Series 2002-74 Class SV, 7.3113% 11/25/32 (c)(d)	6,600,539	1,395,728
Series 2002-79 Class Z, 5.5% 11/25/22	11,297,360	12,486,394
Series 2003-80 Class CG, 6% 4/25/30	657,390	668,513
Series 2010-50 Class FA, 0.5888% 1/25/24 (c)	3,944,490	3,952,703
Series 1993-165 Class SH, 19.0927% 9/25/23 (c)(f)	302,727	402,629
Series 2003-21 Class SK, 7.8613% 3/25/33 (c)(d)(f)	1,200,869	235,165
Series 2003-35 Class TQ, 7.2613% 5/25/18 (c)(d)(f)	1,079,320	156,302
Series 2003-42 Class SJ, 6.8113% 11/25/22 (c)(d)(f)	943,595	54,735
Series 2005-104 Class NI, 6.4613% 3/25/35 (c)(d)(f)	29,461,583	4,933,987
Series 2007-57 Class SA, 39.1875% 6/25/37 (c)(f)	3,685,199	6,325,462
Series 2007-66:
Class FB, 0.6388% 7/25/37 (c)	13,023,663	12,987,787
Class SA, 38.1675% 7/25/37 (c)(f)	5,457,962	9,781,851
Class SB, 38.1675% 7/25/37 (c)(f)	2,170,611	3,871,305
Series 2008-12 Class SG, 6.1113% 3/25/38 (c)(d)(f)	40,903,969	5,060,402
Series 2009-114 Class AI, 5% 12/25/23 (d)	11,324,272	861,294
Series 2009-16 Class SA, 6.0113% 3/25/24 (c)(d)(f)	10,712,903	998,462
Series 2009-76 Class MI, 5.5% 9/25/24 (d)	5,552,766	506,076
Series 2009-85 Class IB, 4.5% 8/25/24 (d)	5,355,065	434,200
Series 2009-93 Class IC, 4.5% 9/25/24 (d)	9,262,701	714,391
Series 2010-109 Class IM, 5.5% 9/25/40 (d)	70,803,992	11,028,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-112 Class SG, 6.1213% 6/25/21 (c)(d)(f)	$ 5,969,070	$ 637,877
Series 2010-12 Class AI, 5% 12/25/18 (d)	20,442,589	2,178,307
Series 2010-135 Class LS, 5.8113% 12/25/40 (c)(d)(f)	29,439,387	4,123,089
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	20,647,223	2,897,373
Series 2010-17 Class DI, 4.5% 6/25/21 (d)	4,468,501	333,731
Series 2010-23:
Class AI, 5% 12/25/18 (d)	9,840,333	750,479
Class HI, 4.5% 10/25/18 (d)	6,481,556	577,869
Series 2010-29 Class LI, 4.5% 6/25/19 (d)	19,452,096	1,702,027
Series 2010-96 Class DI, 4% 5/25/23 (d)	12,325,427	482,526
Series 2010-97 Class CI, 4.5% 8/25/25 (d)	18,702,994	1,729,496
Series 2011-67 Class AI, 4% 7/25/26 (d)	10,092,821	1,052,152
Series 2011-83 Class DI, 6% 9/25/26 (d)	17,410,508	2,214,622
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (e)	23,349,040	22,270,394
Series 339:
Class 29, 5.5% 7/1/18 (d)	3,293,914	283,498
Class 5, 5.5% 8/1/33 (d)	4,236,566	586,498
Series 343 Class 16, 5.5% 5/1/34 (d)	3,273,563	490,385
Series 348 Class 14, 6.5% 8/1/34 (d)	2,152,415	365,716
Series 351:
Class 12, 5.5% 4/1/34 (d)	1,600,864	247,602
Class 13, 6% 3/1/34 (d)	1,982,116	329,759
Series 359 Class 19, 6% 7/1/35 (d)	1,860,125	280,029
Series 384 Class 6, 5% 7/25/37 (d)	26,679,327	3,266,961
Federal National Mortgage Association floater Series 2011-128 Class FQ, 0.6088% 3/25/39 (c)	21,288,664	21,280,800
FHMLC Multi-class participation certificates guaranteed floater Series 3835 Class FC, 0.5888% 5/15/38 (c)	64,234,634	64,159,345
Freddie Mac:
floater:
Series 2412 Class FK, 1.0388% 1/15/32 (c)	360,032	363,015
Series 2423 Class FA, 1.1388% 3/15/32 (c)	572,790	579,200
Series 2424 Class FM, 1.2388% 3/15/32 (c)	681,514	691,655
Series 2432:
Class FE, 1.1388% 6/15/31 (c)	820,200	830,604
Class FG, 1.1388% 3/15/32 (c)	309,045	312,671
Series 3129 Class MF, 7/15/34 (c)	12,151	12,150
Series 3222 Class HF, 9/15/36 (c)	441,485	429,125
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater:
Series 3318 Class GY, 5/15/37 (c)	$ 125,709	$ 123,707
floater planned amortization Series 3153 Class FX, 0.5888% 5/15/36 (c)	19,402,275	19,381,834
planned amortization Series 3786 Class HI, 4% 3/15/38 (d)	17,115,131	2,411,074
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (e)	11,359,493	10,379,498
Series 2095 Class PE, 6% 11/15/28	7,834,849	8,709,235
Series 2101 Class PD, 6% 11/15/28	687,441	760,737
Series 2121 Class MG, 6% 2/15/29	3,262,686	3,614,711
Series 2131 Class BG, 6% 3/15/29	21,267,033	23,587,528
Series 2137 Class PG, 6% 3/15/29	3,121,287	3,455,807
Series 2154 Class PT, 6% 5/15/29	4,958,478	5,490,842
Series 2162 Class PH, 6% 6/15/29	1,309,930	1,448,504
Series 2425 Class JH, 6% 3/15/17	1,460,782	1,576,234
Series 2520 Class BE, 6% 11/15/32	8,526,963	9,453,127
Series 2585 Class KS, 7.3613% 3/15/23 (c)(d)(f)	715,285	100,294
Series 2590 Class YR, 5.5% 9/15/32 (d)	160,282	16,078
Series 2802 Class OB, 6% 5/15/34	10,455,000	12,177,244
Series 2937 Class KC, 4.5% 2/15/20 (b)	19,686,103	21,307,232
Series 2962 Class BE, 4.5% 4/15/20	15,015,000	16,387,695
Series 3110 Class OP, 9/15/35 (e)	9,056,102	8,746,375
Series 3119 Class PO, 2/15/36 (e)	11,261,539	10,251,880
Series 3121 Class KO, 3/15/36 (e)	3,105,012	3,019,059
Series 3123 Class LO, 3/15/36 (e)	7,353,759	6,633,799
Series 3145 Class GO, 4/15/36 (e)	6,542,857	6,080,185
Series 3225 Class EO, 10/15/36 (e)	6,239,915	5,881,001
Series 3258 Class PM, 5.5% 12/15/36	7,011,623	7,957,853
Series 3741 Class YU, 3.5% 11/15/22	29,501,000	31,256,761
Series 3806 Class UP, 4.5% 2/15/41	29,379,001	32,083,537
Series 3832 Class PE, 5% 3/15/41	11,935,000	13,884,869
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,433,441	1,587,665
Series 2274 Class ZM, 6.5% 1/15/31	1,388,703	1,567,294
Series 2281 Class ZB, 6% 3/15/30	4,046,307	4,467,124
Series 2303 Class ZV, 6% 4/15/31	2,009,222	2,230,417
Series 2357 Class ZB, 6.5% 9/15/31	11,594,953	13,013,449
Series 2502 Class ZC, 6% 9/15/32	4,080,708	4,554,727
Series 2519 Class ZD, 5.5% 11/15/32	9,312,412	10,168,747
Series 2546 Class MJ, 5.5% 3/15/23	2,861,239	3,260,832
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2575 Class ID, 5.5% 8/15/22 (d)	$ 89,890	$ 5,538
Series 2601 Class TB, 5.5% 4/15/23	869,000	1,009,262
Series 2817 Class SD, 6.8113% 7/15/30 (c)(d)(f)	1,302,107	86,858
Series 2998 Class LY, 5.5% 7/15/25	2,011,000	2,336,195
Series 3013 Class VJ, 5% 1/15/14	612,815	631,084
Series 2844:
Class SC, 45.2481% 8/15/24 (c)(f)	211,032	403,806
Class SD, 83.3462% 8/15/24 (c)(f)	310,466	736,311
Series 3244 Class SG, 6.4213% 11/15/36 (c)(d)(f)	13,869,612	2,689,463
Series 3772 Class BI, 4.5% 10/15/18 (d)	22,435,148	1,347,630
target amortization class Series 2156 Class TC, 6.25% 5/15/29	3,973,146	4,448,136
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.15% 2/15/24 (c)	1,017,490	1,029,573
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	3,500,855	3,879,243
Series 2056 Class Z, 6% 5/15/28	5,771,876	6,395,605
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H03 Class FA, 0.7898% 3/20/60 (c)(g)	23,866,807	23,814,778
Series 2010-H17 Class FA, 0.5698% 7/20/60 (c)(g)	5,377,986	5,302,555
Series 2010-H18 Class AF, 0.5428% 9/20/60 (c)(g)	5,738,438	5,655,942
Series 2010-H19 Class FG, 0.5398% 8/20/60 (c)(g)	7,259,843	7,157,406
Series 2010-H27 Series FA, 0.6198% 12/20/60 (c)(g)	11,526,535	11,407,028
Series 2011-H03 Class FA, 0.7398% 1/20/61 (c)(g)	62,610,962	62,383,934
Series 2011-H05 Class FA, 0.7398% 12/20/60 (c)(g)	20,129,931	20,057,966
Series 2011-H07 Class FA, 0.7413% 2/20/61 (c)(g)	33,077,546	32,958,732
Series 2011-H12 Class FA, 0.7313% 2/20/61 (c)(g)	47,470,879	47,276,059
Series 2011-H13 Class FA, 0.7398% 4/20/61 (c)(g)	19,733,340	19,664,293
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H14:
Class FB, 0.7398% 5/20/61 (c)(g)	$ 21,791,764	$ 21,705,970
Class FC, 0.7398% 5/20/61 (c)(g)	22,041,324	21,959,331
Series 2011-H17 Class FA, 0.7698% 6/20/61 (c)(g)	28,367,946	28,312,912
Series 2011-H21 Class FA, 0.8398% 10/20/61 (c)(g)	32,713,258	32,763,996
Series 2012-H01 Class FA, 0.9398% 11/20/61 (c)(g)	26,018,054	26,197,397
Series 2012-H03 Class FA, 0.9428% 1/20/62 (c)(g)	15,795,929	15,907,180
Series 2012-H06 Class FA, 0.8698% 1/20/62 (c)(g)	24,533,196	24,610,648
Series 2012-H07 Class FA, 0.8698% 3/20/62 (c)(g)	14,354,468	14,363,440
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	6,083,036	6,813,500
Series 1997-8 Class PE, 7.5% 5/16/27	2,077,577	2,412,738
Series 2011-79 Class PO, 6/20/40 (e)	38,091,058	34,976,432
Series 2004-32 Class GS, 6.2613% 5/16/34 (c)(d)(f)	3,065,908	639,264
Series 2007-35 Class SC, 38.7675% 6/16/37 (c)(f)	317,796	629,098
Series 2010-91 Class PO, 7/20/40 (e)	12,299,437	11,415,799
Series 2010-H010 Class FA, 0.5698% 5/20/60 (c)(g)	16,228,732	16,001,027
Government National Mortgage Association planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (d)	11,907,899	2,322,093
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,232,059,408)		1,279,976,410
Cash Equivalents - 6.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
0.18%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) #	900,413,556	$ 900,409,000
0.19%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) #	12,657,066	12,657,000
TOTAL CASH EQUIVALENTS (Cost $913,066,000)		913,066,000
TOTAL INVESTMENT PORTFOLIO - 116.2% (Cost $16,966,546,097)		17,346,009,429
NET OTHER ASSETS (LIABILITIES) - (16.2)%		(2,419,058,935)
NET ASSETS - 100%		$ 14,926,950,494
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 6/1/27	$ (125,000,000)	(130,899,138)
3.5% 6/1/42	(28,000,000)	(29,408,999)
3.5% 6/1/42	(46,000,000)	(48,314,784)
3.5% 6/1/42	(46,000,000)	(48,314,784)
3.5% 6/1/42	(8,000,000)	(8,402,571)
3.5% 6/1/42	(28,000,000)	(29,408,999)
3.5% 6/1/42	(8,000,000)	(8,402,571)
3.5% 6/1/42	(311,000,000)	(326,649,955)
3.5% 6/1/42	(183,300,000)	(192,523,913)
4% 6/1/42	(93,500,000)	(99,607,270)
4% 6/1/42	(113,000,000)	(120,380,979)
4.5% 6/1/27	(63,800,000)	(68,317,818)
4.5% 6/13/42	(49,500,000)	(53,110,951)
4.5% 6/13/42	(141,000,000)	(151,285,739)
TOTAL TBA SALE COMMITMENTS (Proceeds $1,309,051,373)		$ (1,315,028,471)
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.62625% with JPMorgan Chase, Inc.	June 2014	$ 108,400,000	$ (24,401)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.9975% with JPMorgan Chase, Inc.	Feb. 2017	130,000,000	(700,609)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.036% with JPMorgan Chase, Inc.	June 2017	43,900,000	(73,511)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.79% with JPMorgan Chase, Inc.	June 2022	42,800,000	(198,528)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4375% with JPMorgan Chase, Inc.	June 2042	21,100,000	(238,757)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.85% with Credit Suisse First Boston	August 2021	59,500,000	(6,710,321)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.75125% with Credit Suisse First Boston	August 2041	39,100,000	(11,998,042)
Receive semi-annually a fixed rate equal to 0.655% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2014	116,800,000	99,806
Receive semi-annually a fixed rate equal to 1.094% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2017	47,400,000	231,634
Receive semi-annually a fixed rate equal to 1.849% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2022	42,600,000	457,260
Receive semi-annually a fixed rate equal to 2.506% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2042	19,900,000	535,002
		$ 671,500,000	$ (18,620,467)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $15,437,542.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$900,409,000 due 6/01/12 at 0.18%
Barclays Capital, Inc.	$ 448,468,985
Credit Suisse Securities (USA) LLC	258,251,437
Mizuho Securities USA, Inc.	193,688,578
$ 900,409,000
$12,657,000 due 6/01/12 at 0.19%
Barclays Capital, Inc.	$ 3,530,930
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,487,922
UBS Securities LLC	6,638,148
$ 12,657,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $16,966,790,328. Net unrealized appreciation aggregated $379,219,101, of which $393,933,394 related to appreciated investment securities and $14,714,293 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2012